CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.50	$ 0.25	$ 0.25